UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21201
                                                     ---------

                         UBS Technology Partners, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009








                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.........................1

Statement of Operations ......................................................2

Statements of Changes in Members' Capital.....................................3

Statement of Cash Flows ......................................................4

Financial Highlights .........................................................5

Notes to Financial Statements.................................................6

Schedule of Portfolio Investments.............................................14

                                                              UBS TECHNOLOGY PARTNERS, L.L.C.

                                        STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                                JUNE 30, 2009

---------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $86,900,599)               $146,490,803
Cash and cash equivalents                                                         79,270,792
Advanced subscriptions in Investment Funds                                        10,000,000
Receivable from Investment Funds                                                      27,954
Interest receivable                                                                    3,721
Other assets                                                                          46,391
---------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                     235,839,661
---------------------------------------------------------------------------------------------

LIABILITIES

Payables:
  Withdrawals payable                                                             12,898,482
  Management Fee                                                                     193,941
  Professional fees                                                                  101,175
  Administration fee                                                                  37,570
  Other liabilities                                                                   64,586
---------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                 13,295,754
---------------------------------------------------------------------------------------------

NET ASSETS                                                                      $222,543,907
---------------------------------------------------------------------------------------------


MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $162,953,703
Accumulated net unrealized appreciation/(depreciation) on investments             59,590,204
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                $222,543,907
---------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                              UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                      STATEMENT OF OPERATIONS
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                 PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

---------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                         $    20,898
---------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                               20,898
---------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                     1,119,702
Professional fees                                                                    128,243
Administration fee                                                                   104,288
Loan interest                                                                          3,496
Other expenses                                                                       185,167
---------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                     1,540,896
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               (1,519,998)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from investments                                           (156,394)
Net change in unrealized appreciation/depreciation from investments               17,214,703
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                            17,058,309
---------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                    $15,538,311
---------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                                     UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                                           STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------------------------

                                           YEAR ENDED DECEMBER 31, 2008 AND PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      UBS FUND ADVISOR,
                                                                           L.L.C.               MEMBERS            TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2008                                        $25,015            $314,968,702      $314,993,717

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                 (42)             (3,621,826)       (3,621,868)
  Net realized gain/(loss) from investments                                  3,524              50,291,884        50,295,408
  Net change in unrealized
        appreciation/depreciation from investments                          (7,392)            (98,719,133)      (98,726,525)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                               (3,910)            (52,049,075)      (52,052,985)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                          --              20,521,132        20,521,132
Members' withdrawals                                                            --             (67,380,786)      (67,380,786)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                         --             (46,859,654)      (46,859,654)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                                      $21,105            $216,059,973      $216,081,078
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                 (39)             (1,519,959)       (1,519,998)
  Net realized gain/(loss) from investments                                     (9)               (156,385)         (156,394)
  Net change in unrealized
         appreciation/depreciation from investments                          1,664              17,213,039        17,214,703
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                                1,616              15,536,695        15,538,311
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                          --               3,823,000         3,823,000
Members' withdrawals                                                            --             (12,898,482)      (12,898,482)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                         --              (9,075,482)       (9,075,482)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2009                                          $22,721            $222,521,186      $222,543,907
------------------------------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                                           UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                                   STATEMENT OF CASH FLOWS
                                                                                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------

                                                              PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                     $ 15,538,311
Adjustments to reconcile net increase in Member's capital derived from operations to net cash provided by operating activities:
  Net realized (gain)/loss from investments                                                       156,394
  Net change in unrealized appreciation/depreciation from investments                         (17,214,703)
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Advanced subscription in Investment Funds                                                 (10,000,000)
    Interest receivable                                                                             1,910
    Receivable from Investment Funds                                                           96,604,019
    Other assets                                                                                  (40,571)
   Increase (decrease) in payables:
    Administration fee                                                                             (6,615)
    Interest                                                                                       (1,152)
    Management Fee                                                                                (33,374)
    Professional fees                                                                             (96,362)
    Other liabilities                                                                              15,767
----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                      84,923,624


CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                            3,823,000
Payments on Members' withdrawals                                                              (53,149,781)
Principal payment on loan                                                                     (13,000,000)
----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                         (62,326,781)

Net increase in cash and cash equivalents                                                      22,596,843
Cash and Cash Equivalents--Beginning of Period                                                 56,673,949
----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                     $ 79,270,792
----------------------------------------------------------------------------------------------------------



SUPPLEMENTAL CASH FLOWS DISCLOSURE:
    Interest paid                                                                            $      4,648
----------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                                                                     UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                                                                FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       JUNE 30, 2009

------------------------------------------------------------------------------------------------------------------------------------
         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                           PERIOD FROM
                                           JANUARY 1,
                                          2009 TO JUNE                           YEARS ENDED DECEMBER 31,
                                            30, 2009                             ------------------------
                                           (UNAUDITED)        2008            2007            2006            2005           2004
                                           -----------        ----            ----            ----            ----           ----
         Ratio of net investment loss
         to average net assets(b,c)          (1.36%)(a)      (1.19%)         (1.16%)         (1.16%)         (1.23%)        (1.19%)

         Ratio of total expenses to
         average net assets(b,c)              1.38%(a)        1.28%           1.23%           1.21%           1.30%          1.23%

         Ratio of total expenses to
         average net assets after
         Performance Bonus(d)                 1.38%(a)        1.28%             --              --              --             --

         Portfolio turnover rate                --            1.86%           8.52%           6.31%          18.08%         10.84%

         Total return(e)                      7.13%         (16.49%)         18.16%          19.14%          13.27%          1.82%

         Total return after
         Performance Bonus(f)                 7.13%         (16.49%)         18.16%          19.14%          13.27%          1.82%

         Average debt ratio(b)                0.10%           0.02%           0.17%             --            0.22%          0.04%

         Net asset value at end of
         period                          $222,543,907    $216,081,078    $314,993,717    $281,221,514    $255,204,855   $309,564,962

             (a)  Annualized.

             (b)  The average net assets used in the above ratios are calculated using pre-tender net assets.

             (c)  Ratios of total expenses and net  investment  loss to average net assets do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

             (d)  Ratio of total expenses to average net assets after  performance  bonus to the Manager may vary from the above for individual  Members due to Performance  Bonus,  if applicable,  and timing of capital  transactions.  The ratio of expense to average net assets  after  Performance  Bonus does not include  the impact of  expenses  and  Incentive
                  Allocations or incentive fees related to the underlying Investment Funds.

             (e)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period  noted,  and does not reflect the  deduction  of  placement  fees,  if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.  An individual member's ratios and returns may vary from the above based on the timing of capital transactions.

             (f)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period noted,  after  Performance  Bonus to the Manager,  and does not reflect the deduction of placement  fees, if any,  incurred when  subscribing to the Fund. An individual  Member's  ratios and return may vary from the above based on Performance Bonus, if applicable and the timing of capital transactions.




   The accompanying notes are an integral part of these financial statements.
                                                                               5

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Technology Partners, L.L.C. (the "Fund") was initially organized as a limited partnership under the laws of Delaware on December 28, 1998, commenced operations on April 1, 1999 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or member along with other investors.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA" or the "Manager"), a Delaware limited liability company and the Manager of the Fund, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Manager is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.       PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

              a. Equity securities (segregated by industry type, company size, or investment objective)
              b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
              c. Debt securities issued by states of the United States and political subdivisions of the states
              d.   Debt securities issued by foreign governments
              e.   Corporate debt securities
              f.   Residential mortgage-backed securities
              g.   Commercial mortgage-backed securities
              h.   Collateralized debt obligations
              i.   Other debt obligations

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         A detailed depiction of the portfolio broken down into the above mentioned FAS 157 levels can be found in the tables following the Schedule of Portfolio Investments.

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager has assessed factors including, but not limited to the individual Investment Funds' compliance with FAS 157, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Manager and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         B.       INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

         The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

         C.       FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.       FUND EXPENSES (CONTINUED)

         related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.       INCOME TAXES

         The Fund has reclassified $1,519,998 and $156,394 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the six month period ended June 30, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2009 and had no effect on net assets.

         The Fund is subject to the provisions of FASB Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.       REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that PFPC Trust Company (an affiliate of PNC Bank, NA), (the "Custodian") take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F.       REPURCHASE AGREEMENTS (CONTINUED)

         seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2009, there were no outstanding repurchase agreements.

         G.       USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Management Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase or decrease in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or
         (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         The Performance Bonus is equal to 1% of the balance of the Member's capital account at the end of the Measurement Period, provided that appreciation in the Member's capital account (net of any Performance Bonus) exceeds the Member's threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the period from January 1, 2009 to June 30, 2009.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2009 to June 30, 2009 were $26,089 which is included in other expenses.

         Other  investment   partnerships  sponsored  by  UBS  Americas  or  its
         affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

         The Custodian of the Fund's assets provides custodial services for the Fund.

5.       LOAN PAYABLE

         The Fund, along with other UBS sponsored funds for the period from January 1, 2009 to January 31, 2009 maintained a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch. On January 31, 2009, the Fund, along with other UBS sponsored funds, reduced the $200,000,000 committed, unsecured, revolving line of credit with Bank of Montreal to $75,000,000 through July 28, 2009, the remainder of its term. Unsecured revolving line of credit with Bank of Montreal expired on July 28, 2009 and was not renewed.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

5.       LOAN PAYABLE (CONTINUED)

         Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its total eligible asset value as defined by the credit agreement. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum.

         For the period from January 1, 2009 to June 30, 2009 the Fund's average interest rate paid on borrowings was 1.64% per annum and the average borrowings outstanding were $213,699. Interest expense for the period from January 1, 2009 to June 30, 2009 was $3,496, of which $0 is payable at June 30, 2009. The Fund had $0 in borrowings outstanding at June 30, 2009.

6.       INVESTMENTS

         As of June 30, 2009, the Fund had investments in Investment Funds, none of which were related parties.

         The Fund did not have any purchases or proceeds from sales of investments for the period from January 1, 2009 to June 30, 2009.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2009 will not be finalized by the Fund until after the fiscal year end.

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.50% to 2.00% (per annum) of net assets and performance incentive fees or allocations of 20.00% of net profits earned.

7.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

9.       SUBSEQUENT EVENT

         As of June 30, 2009, the Fund had $12,898,482 of withdrawals payable. On July 14, 2009 the Fund paid $12,310,568. The remaining amount payable of $587,914 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2009 tender offer.

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                                                                     UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       JUNE 30, 2009

------------------------------------------------------------------------------------------------------------------------------------

                                                                                   REALIZED AND
                                                                                    UNREALIZED
                                                                        % OF        GAIN/(LOSS)      INITIAL
                                                                      MEMBERS'         FROM        ACQUISITION
            INVESTMENT FUND                  COST      FAIR VALUE      CAPITAL      INVESTMENTS        DATE       LIQUIDITY*
 ------------------------------------    ------------- ------------  -----------  --------------- -------------- -----------
Artis Aggressive Growth
   (Institutional), L.P.                  $ 2,400,000  $  5,860,421     2.63%       $ 1,189,171       3/1/2006    Quarterly
Artis Partners 2X (Institutional), L.P.    10,750,000    31,395,629    14.11         10,412,754       1/1/2003    Quarterly
Coatue Qualified Partners, L.P.             7,257,654    16,685,635     7.50            926,224       4/1/2002    Quarterly
Dundonald Fund I, L.P.                     10,000,000    11,456,035     5.15           (512,842)      3/1/2007    Quarterly
Intrepid Capital Fund (QP), L.P.            4,926,848     8,245,123     3.71            676,373       6/1/2000    Quarterly
Loch Capital Fund I, L.P.                  11,861,326    18,860,905     8.48           (366,344)      6/1/2003    Quarterly
Seligman Tech Spectrum Fund, L.L.C.         3,858,632     6,535,328     2.94          1,145,600       1/1/2005    Quarterly
Seligman Tech Spectrum, Ltd., Class A1,
   Series 2                                 7,000,000    12,669,648     5.69          2,218,426       8/1/2006    Quarterly
Shannon River Partner II, L.P.             10,091,421    14,131,802     6.35          1,562,454       5/1/2005    Quarterly
TCS Capital II, L.P.                        5,224,652     5,746,875     2.58         (1,190,238)     10/1/2003     Annually
Tiger Global Fund, L.P.                     1,316,922     4,926,199     2.21           (382,090)     11/1/2001     Annually
Tracer Capital Partners QP, L.P.           12,213,144     9,977,203     4.48          1,535,215       7/1/2007    Quarterly
                                          -----------  ------------   --------      -----------
  LONG/SHORT EQUITY SUBTOTAL              $86,900,599  $146,490,803    65.83%       $17,214,703

Redeemed Investment Funds                          --            --       --           (156,394)
                                          -----------  ------------   --------      -----------

TOTAL                                     $86,900,599  $146,490,803    65.83%       $17,058,309
                                          ===========  ============   ========      ===========


                                                              DOLLAR AMOUNT OF
                                                FIRST          FAIR VALUE FOR
                                              AVAILABLE       FIRST AVAILABLE
            INVESTMENT FUND                  REDEMPTION**        REDEMPTION
 ------------------------------------        ------------     ----------------

Artis Aggressive Growth
   (Institutional), L.P.
Artis Partners 2X (Institutional), L.P.
Coatue Qualified Partners, L.P.
Dundonald Fund I, L.P.
Intrepid Capital Fund (QP), L.P.
Loch Capital Fund I, L.P.
Seligman Tech Spectrum Fund, L.L.C.
Seligman Tech Spectrum, Ltd., Class A1,
   Series 2
Shannon River Partner II, L.P.
TCS Capital II, L.P.
Tiger Global Fund, L.P.
Tracer Capital Partners QP, L.P.

  *  Available  frequency of redemptions  after the initial lock-up period,  if any.  Different  tranches may have varying liquidity terms.
 **  Investment Funds with no dates can be redeemed in full.


The following is a summary of the inputs used in valuing the Fund's  investments  at fair value.  The inputs or  methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


----------------------------------------------------------------------------------------------------------------------------
                                                                                               LEVEL 2         LEVEL 3
                                                            TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                               JUNE 30, 2009     QUOTED PRICES      INPUTS          INPUTS
----------------------------------------------------------------------------------------------------------------------------
Long/Short Equity                                          $146,490,803     $          --    $        --    $146,490,803
-----------------                                    -----------------------------------------------------------------------
TOTAL ASSETS                                               $146,490,803     $          --    $        --    $146,490,803
                                                     -----------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

----------------------------------------------------------------------------------------------------------------------------
                      BALANCE                                     CHANGE IN
                       AS OF          ACCRUED                     UNREALIZED         NET       TRANSFERS IN
                      DECEMBER      DISCOUNTS/     REALIZED     APPRECIATION/   PURCHASES/     AND/OR OUT    BALANCE AS OF
DESCRIPTION           31, 2008       PREMIUMS    GAIN/(LOSS)    DEPRECIATION      (SALES)      OF LEVEL 3    JUNE 30, 2009
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT STRATEGIES

LONG/SHORT EQUITY    129,276,100                                 17,214,703                                    146,490,803
-----------------    -------------------------------------------------------------------------------------------------------
TOTAL                129,276,100                                 17,214,703                                    146,490,803
                     -------------------------------------------------------------------------------------------------------


Net change in unrealized  appreciation/(depreciation)  on Level 3 assets and  liabilities  still held as of June 30, 2009 is
$17,214,703.




    The preceding notes are an integral part of these financial statements.
                                                                              14

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Technology Partners, L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.